    As filed with the Securities and Exchange Commission on August 6, 2008
                                                             File No. 333-68164
                                                                      811-08914
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.                         [_]

                     Post-Effective Amendment No. 23                       [X]

                                 and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                            Amendment No. 131                              [X]

                       (Check appropriate box or boxes.)

                               -----------------

                       PHL Variable Accumulation Account
                          (Exact Name of Registrant)

                               -----------------

                        PHL Variable Insurance Company
                              (Name of Depositor)

                               -----------------

        One American Row, PO Box 5056, Hartford, Connecticut 06102-5056 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (800) 447-4312
              (Depositor's Telephone Number, including Area Code)

                               -----------------

                              John H. Beers, Esq.
                        PHL Variable Insurance Company
                               One American Row
                                  PO Box 5056
                            Hartford, CT 06102-5056
                    (Name and Address of Agent for Service)

                               -----------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b)of Rule 485

[_] on pursuant to paragraph (b)of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on _____ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be August 8, 2008.

Title of Securities Being Registered: Deferred variable annuity contracts

================================================================================

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This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii)
under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 20 to Registration Statement No. 333-68164 filed pursuant to Rule 485(a) under the Securities Act of 1933 on May 28, 2008. The contents of Post-Effective No. 20 are incorporated by reference.

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As Counsel to the Registrant, I, Michele M. Drummey, have reviewed this
Post-Effective No. 23 to Registration Statement No. 333-68164 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosure which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/ Michele M. Drummey
--------------------------
Michele M. Drummey
Counsel

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                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, PHL Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective No. 23 pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 23 to the Registration Statement No. 333-68164 on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 6th day of August, 2008.

                                             PHL VARIABLE ACCUMULATION ACCOUNT
                                             (Registrant)

                                             By:
                                                  ------------------------------
                                                  Philip K. Polkinghorn*
                                                  Director and President of
                                                  PHL Variable Insurance Company

                                             By:
                                                  ------------------------------
                                                  Philip K. Polkinghorn*
                                                  Director and President

                                             By:  /s/ Kathleen A. McGah
                                                  ------------------------------
                                                  *Kathleen A. McGah

                                             * As Attorney-in-Fact pursuant to
                                               power of attorney

   As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 23 to Registration Statement No. 333-68164 on August 6, 2008.

Signature                                       Title
---------               ------------------------------------------------------

----------------------- Senior Executive Vice President and Chief Financial
Peter A. Hofmann*       Officer

----------------------- Senior Vice President and Chief Accounting Officer David R. Pellerin*

----------------------- Director, President
Philip K. Polkinghorn*

----------------------- Director, Executive Vice President
James D. Wehr*          and Chief Investment Officer

----------------------- Director, Senior Vice President
Christopher M. Wilkos*  and Corporate Portfolio Manager

By:  /s/ Kathleen A. McGah
     --------------------------------
     * Kathleen A. McGah

     * As Attorney-in-Fact pursuant
       to Powers of Attorney